Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Current provisions	$ 500	$ 362
Current provisions	433	500
Reversal [Member]
Disclosure of other provisions [line items]
Other reversals of provisions	(180)	(92)
Interest charges [Member]
Disclosure of other provisions [line items]
Interest charges for labor provision	4	11
Additions [Member]
Disclosure of other provisions [line items]
Additional provisions, other provisions	109	$ 219
Labor contractor claims [Member]
Disclosure of other provisions [line items]
Current provisions	300
Civil claims [Member]
Disclosure of other provisions [line items]
Current provisions	$ 100